Investment Objectives and Goals	Dec. 15, 2025
Focused Growth Portfolio | Focused Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Focused Growth Portfolio
Total Return Portfolio | Total Return Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Total Return Portfolio
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Large-Cap Growth Portfolio
International Growth Portfolio | International Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Growth Portfolio
ESG Diversified Portfolio | ESG Diversified Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Portfolio
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Growth Portfolio
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Aggressive-Growth Portfolio